Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Offsetting [Abstract]
Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total
December 31, 2025
Repurchase agreements
U.S. Treasury and agencies	$54,117	$—	$—	$—	$54,117
Residential agency mortgage-backed securities	293	—	—	—	293
Corporate debt securities	3,015	100	—	—	3,115
Asset-backed securities	419	—	—	—	419
Total repurchase agreements	57,844	100	—	—	57,944
Securities loaned
Corporate debt securities	84	—	—	—	84
Total securities loaned	84	—	—	—	84
Gross amount of recognized liabilities	$57,928	$100	$—	$—	$58,028
December 31, 2024
Repurchase agreements
U.S. Treasury and agencies	$5,918	$—	$—	$—	$5,918
Residential agency mortgage-backed securities	319	—	—	—	319
Corporate debt securities	1,116	—	—	—	1,116
Asset-backed securities	270	22	—	—	292
Total repurchase agreements	7,623	22	—	—	7,645
Securities loaned
Corporate debt securities	90	—	—	—	90
Total securities loaned	90	—	—	—	90
Gross amount of recognized liabilities	$7,713	$22	$—	$—	$7,735

Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Assets
The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
				Financial Instruments(b)	Collateral Received(c)	Net Amount
December 31, 2025
Derivative assets(d)	$6,832	$(3,151)	$3,681	$(116)	$(23)	$3,542
Reverse repurchase agreements	61,078	(48,708)	12,370	(454)	(11,888)	28
Securities borrowed	1,844	—	1,844	—	(1,769)	75
Total	$69,754	$(51,859)	$17,895	$(570)	$(13,680)	$3,645
December 31, 2024
Derivative assets(d)	$6,422	$(2,979)	$3,443	$(177)	$(5)	$3,261
Reverse repurchase agreements	6,383	—	6,383	(851)	(5,508)	24
Securities borrowed	1,516	—	1,516	—	(1,453)	63
Total	$14,321	$(2,979)	$11,342	$(1,028)	$(6,966)	$3,348
(a)Includes $1.2 billion and $1.9 billion of cash collateral related payables that were netted against derivative assets at December 31, 2025 and 2024, respectively.
(b)For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)Excludes $20 million and $15 million at December 31, 2025 and 2024, respectively, of derivative assets not subject to netting arrangements.
Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Liabilities

(Dollars in Millions)	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments(b)	Collateral Pledged(c)
December 31, 2025
Derivative liabilities(d)	$6,692	$(3,392)	$3,300	$(116)	$—	$3,184
Repurchase agreements	57,944	(48,708)	9,236	(454)	(8,779)	3
Securities loaned	84	—	84	—	(82)	2
Total	$64,720	$(52,100)	$12,620	$(570)	$(8,861)	$3,189
December 31, 2024
Derivative liabilities(d)	$8,081	$(2,949)	$5,132	$(177)	$—	$4,955
Repurchase agreements	7,645	—	7,645	(851)	(6,787)	7
Securities loaned	90	—	90	—	(88)	2
Total	$15,816	$(2,949)	$12,867	$(1,028)	$(6,875)	$4,964
(a)Includes $1.5 billion and $1.9 billion of cash collateral related receivables that were netted against derivative liabilities at December 31, 2025 and 2024, respectively.
(b)For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)Excludes $100 million and $79 million at December 31, 2025 and 2024, respectively, of derivative liabilities not subject to netting arrangements.